Note 3 - Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
As of
January 19
Poland	2024
(in thousands)
Assets:
Cash & cash equivalents	$630
Other current assets	442
Property, plant, and equipment, net	63,107
Operating leases, non-current - assets	5,923
Total discontinued operations assets	$70,102

Liabilities:
Accounts payable	$2,933
Operating leases, current – liabilities	281
Other current liabilities	25
Operating leases, non-current - liabilities	5,798
Other non-current liabilities	985
Total discontinued operations liabilities	$10,022

Net assets/(liabilities) of discontinued operations	$60,080
	Year Ended December 31,
Poland	2025	2024
	(in thousands)

Revenues	$-	$106

Operating Expenses
Cost of revenues	-	(101)
Depreciation, amortization, and accretion	-	(123)
Gain/(loss on disposal of asset)	-	3,484
Total operating expenses	-	3,260

Income from discontinued operations	-	3,366

Other income/(expense):
Impairment loss recognized on the remeasurement to fair value less costs to sell	-	-
Interest expense	-	(688)
Other expense	-	-
Total other expenses	$-	$(688)
Income/(Loss) before provision for income taxes	$-	$2,678
Income taxes	$-	$-
Net income/(loss) from discontinued operations	$-	$2,678
As of
February 21,
Netherlands	2024
(in thousands)
Assets:
Cash & cash equivalents	$75
Accounts receivable, net	-
Other current assets	178
Property, plant, and equipment, net	7,669
Operating leases, non-current – assets	1,441
Other non-current assets	1,192
Total discontinued operations assets	$10,555

Liabilities:
Accounts payable	$945
Operating leases, current – liabilities	55
Other current liabilities	95
Operating leases, non-current – liabilities	1,273
Total discontinued operations liabilities	$2,368

Net assets/(liabilities) of discontinued operations	$8,187
	Year Ended December 31,
Netherlands	2025	2024
	(in thousands)

Revenues	$-	$16

Operating Expenses
Cost of revenues	-	(115)
Depreciation, amortization, and accretion	-	(57)
Loss on disposal of asset	-	(1,187)
Total operating expenses	-	(1,359)

Income from discontinued operations	-	(1,343)

Other income/(expense):
Interest expense	-	(113)
Other expense	-	-
Total other expenses	$-	$(113)
Income/(Loss) before provision for income taxes	$-	$(1,456)
Income taxes	-	-
Net income/(loss) from discontinued operations	$-	$(1,456)
As of
October 3
Solis and Subsidiaries in Romania	2024
(in thousands)
Assets:
Cash & cash equivalents	$632
Restricted cash	5
Accounts receivable, net	952
Unbilled energy incentives	8,778
Other current assets	9,580
Property, plant, equipment, net	41,457
Operating leases, non-current assets	159
Total discontinued operations assets	$61,563

Liabilities:
Accounts payable	$2,812
Green bonds	87,627
Deferred income	8,778
Operating leases, current liabilities	46
Other current liabilities	13,260
Operating leases, non-current liabilities	118
Other non-current liabilities	202
Total discontinued operations liabilities	$112,843

Net assets/(liabilities) of discontinued operations	$(51,280)
	Year Ended
	December 31,
Solis and Subsidiaries in Romania	2025	2024
	(in thousands)

Revenues	$-	$9,687

Operating Expenses
Cost of revenues	-	(3,936)
Selling, general, and administrative	-	(1,564)
Depreciation, amortization, and accretion	-	(1,511)
Development costs	-	-
Costs related to disposal of asset	-	(730)
Gain on sale of discontinued operations, net assets	-	51,931
Total operating expenses	-	44,190

Income from discontinued operations	-	53,876

Other income/(expense):
Interest expense	-	(8,924)
Solis bond waiver fee	-	-
Other expense	-	(221)
Total other expenses	$-	$(9,145)
Income/(Loss) before provision for income taxes	$-	$44,731
Income taxes	-	(87)
Net income/(loss) from discontinued operations	$-	$44,644

Disaggregation of Revenue [Table Text Block]
	Year Ended December 31,
Revenue by Country	2025	2024
	(in thousands)
United States	-	311
Total for continuing operations	$-	$311

Discontinued Operations:
Netherlands	$-	$16
Poland	-	106
Romania	-	9,687
Total for discontinued operations	$-	$9,809
Total for the period	$-	$10,120
	Year Ended December 31,
Revenue by Offtake Type	2025	2024
	(in thousands)
Country Renewable Programs	$-	$311
Total for continuing operations	$-	$311

Discontinued Operations:
Country Renewable Programs	$-	$334
Green Certificates	-	5,803
Energy Offtake Agreements	-	3,638
Other Revenue	-	34
Total for discontinued operations	$-	$9,809
Total for the period	$-	$10,120

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended
	March 31,
	2026	2025
Warrants	-	15,717
April and October 2024 Convertible Notes	40,783,600	-
OID Notes	447,827,303	-
Convertible Preferred Stock	253,040,778	-
Total	741,651,681	15,717

	Year Ended December 31,
	2025	2024
Warrants	3,706,258	3,000,149
2024 Convertible Notes	359,530	-
OID Convertible Notes	2,550,867	-
Series B Convertible Preferred Stock	5,417,260	-
Total	12,033,915	3,000,149

Discontinued Operations [Member]
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Year Ended December 31,
Discontinued Operations	2025	2024
Net cash provided by/(used in) operating activities	$-	$95,592
Net cash provided by/(used in) investing activities	-	23,088
Net cash provided by/(used in) financing activities	-	(137,729)